Schedule of finance costs (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Costs
Interest on lease liabilities	£ 254,653	£ 292,062	£ 275,410
Interest on convertible loan	3,183,895
Finance costs	£ 3,438,548	£ 292,062	£ 275,410